Description of Organization and Business Operations - Additional Information (Detail) - USD ($)		9 Months Ended		12 Months Ended
	Jun. 08, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Organization And Business Operations [Line Items]
Proceeds from public offering	$ 690,000,000		$ 690,000,000	$ 690,000,000
Proceeds from private placement	15,800,000		$ 15,800,000	15,800,000
Deposit to trust account	$ 690,000,000			690,000,000
Interest to pay dissolution expenses		$ 100,000		$ 100,000
Net asset value		$ 1.00		$ 1.00
Percentage of public shares required to repurchase if business combination is not completed within specified period		100.00%		100.00%
Balance in trust account		$ 705,013,799		$ 696,162,083
Accrued dividends		$ 1,093,609		$ 1,278,946
Percentage of fair market value to that of balance in the trust account		80.00%		80.00%
Period from closing of public offering to complete business combination		24 months		24 months
Proceeds held out of trust account				$ 2,000,000
Common Class A [Member]
Organization And Business Operations [Line Items]
Interest to pay dissolution expenses		$ 100,000
Maximum [Member]
Organization And Business Operations [Line Items]
Payment of deferred underwriting commissions		$ 5,000,001		$ 5,000,001